CONCENTRATIONS AND RISKS	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

NOTE 10 – CONCENTRATIONS AND RISKS

Concentration of Credit Risk

The Company maintains its cash in banks and financial institutions in Australia. Bank deposits in Australian banks are uninsured. The Company has not experienced any losses in such accounts through September 30, 2021.

The Company primarily relied on funding from one convertible debt lender and received proceeds after deductions of $7,500 for original issue discounts and debt issue costs during the three months ended September 30, 2021 from a lender of $160,000 which represents approximately 100% of total proceeds received by the Company during the three months ended September 30, 2021.

The Company did not receive any funding from lenders during the three months ended September 30, 2020.

Receivable Concentration

As of September 30, 2021 and June 30, 2021, the Company’s receivables were 100% related to reimbursements on GST taxes paid.

Patent and Patent Concentration

The Company has filed multiple patent applications relating to its lead product, PRP. The Company’s lead patent application has been granted and remains in force in the United States, Belgium, Czech Republic, Denmark, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland, Liechtenstein, Turkey, United Kingdom, Australia, China, Japan, Indonesia, Israel, New Zealand, Singapore, Malaysia, South Africa, Mexico, Republic of Korea, India and Brazil. In Canada, the patent application remains under examination.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

(Unaudited)

In 2016 and early 2017, we filed other patent applications. Three applications were filed under the Patent Cooperation Treaty (the “PCT”). The PCT assists applicants in seeking patent protection by filing one international patent application under the PCT, applicants can simultaneously seek protection for an invention in over 150 countries. Once filed, the application is placed under the control of the national or regional patent offices, as applicable, in what is called the national phase. One of the PCT applications filed in November 2016, entered national phase in July 2018 and another PCT application is currently entering national phase in August 2018. A third PCT application entered the national phase in October 2018.

In July 2020, a world first patent was granted in Australia for the cancer treatment method patent family. Presently, there are 31 granted patents and 34 patents under examination in key global jurisdictions relating to the use of proenzymes against solid tumors, covering the lead product candidate PRP.

Further patent applications are expected to be filed to capture and protect additional patentable subject matter based on the Company’s field of technology relating to pharmaceutical compositions of proenzymes for treating cancer.

Foreign Operations

As of September 30, 2021 and June 30, 2021, the Company’s operations are based in Camberwell, Australia, however the majority of research and development is being conducted in the European Union.

On July 22, 2016, the Company formed a wholly owned subsidiary, Propanc (UK) Limited under the laws of England and Wales for the purpose of submitting an orphan drug application with the European Medicines Agency as a small and medium-sized enterprise. As of September 30, 2021 and June 30, 2021, there has been no activity within this entity.

NOTE 11 – CONCENTRATIONS AND RISKS

Concentration of Credit Risk

The Company maintains its cash in banks and financial institutions in Australia. Bank deposits in Australian banks are uninsured. The Company has not experienced any losses in such accounts through June 30, 2021.

In fiscal year 2020, the Company currently primarily relied on funding from three convertible debt lenders. Proceeds received during the year ended June 30, 2020 from each of the three lenders were $285,000, $505,000, and $227,000, respectively, which represents approximately 19%, 34% and 15%, respectively of total proceeds received by the Company during fiscal year 2020.

In fiscal year 2021, the Company primarily relied on funding from two convertible debt lenders and received net proceeds after deductions of $16,000 for original issue discounts and debt issue costs during the year ended June 30, 2021 from each of the two lenders of $125,000 and $200,000, respectively, which represents approximately 39%, and 61%, respectively of total proceeds received by the Company during fiscal year 2021.

Receivable Concentration

As of June 30, 2021 and 2020, the Company’s receivables were 100% related to reimbursements on GST taxes paid.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

Patent and Patent Concentration

The Company has filed multiple patent applications relating to its lead product, PRP. The Company’s lead patent application has been granted and remains in force in the United States, Belgium, Czech Republic, Denmark, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland, Liechtenstein, Turkey, United Kingdom, Australia, China, Japan, Indonesia, Israel, New Zealand, Singapore, Malaysia, South Africa, Mexico, Republic of Korea, India and Brazil. In Canada, the patent application remains under examination.

In 2016 and early 2017, we filed other patent applications. Three applications were filed under the Patent Cooperation Treaty (the “PCT”). The PCT assists applicants in seeking patent protection by filing one international patent application under the PCT, applicants can simultaneously seek protection for an invention in over 150 countries. Once filed, the application is placed under the control of the national or regional patent offices, as applicable, in what is called the national phase. One of the PCT applications filed in November 2016, entered national phase in July 2018 and another PCT application is currently entering national phase in August 2018. A third PCT application entered the national phase in October 2018.

In July 2020, a world first patent was granted in Australia for the cancer treatment method patent family. Presently, there are 31 granted patents and 34 patents under examination in key global jurisdictions relating to the use of proenzymes against solid tumors, covering the lead product candidate PRP.

Further patent applications are expected to be filed to capture and protect additional patentable subject matter based on the Company’s field of technology relating to pharmaceutical compositions of proenzymes for treating cancer.

Foreign Operations

As of June 30, 2021 and 2020, the Company’s operations are based in Camberwell, Australia, however the majority of research and development is being conducted in the European Union.

On July 22, 2016, the Company formed a wholly owned subsidiary, Propanc (UK) Limited under the laws of England and Wales for the purpose of submitting an orphan drug application with the European Medicines Agency as a small and medium-sized enterprise. As of June 30, 2021 and 2020, there has been no activity within this entity.